Related Party Transactions (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Lease liability			$ 945
Expenses	$ 100	$ 100	$ 100	$ 100
Recognized expense	$ 95
Services Arrangement [Member]
Related Party Transactions [Line Items]
Renewable term	2 years		2 years
Related Party [Member]
Related Party Transactions [Line Items]
Lease liability			$ 945	562
Minnesota [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Lease liability	$ 946		945	$ 600
Previously Reported [Member] | Minnesota [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Lease liability			$ 1,200